Expense Example	Jan. 06, 2025 USD ($)
Genter Capital Dividend Income ETF | Genter Capital Dividend Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	123
Genter Capital International Dividend ETF | Genter Capital International Dividend ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	$ 128